Related Party Transactions	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Related Party Transactions
NOTE 26. RELATED PARTY TRANSACTIONS
Parent entity
Immutep Limited is the parent entity.
Subsidiaries
Interests in subsidiaries are set out in note 27.
Key management personnel
Disclosures relating to key management personnel are set out in note 22.
Transactions with related parties
There is no transaction occurred with related parties for financial year ended June 30, 2020 and financial year ended June 30, 2019.
Receivable from and payable to related parties
There were no trade receivables from or trade payables due to related parties at the reporting date.
Loans to/from related parties
There were no loans to or from related parties at the reporting date.